Operating leases - Consolidated balance sheet (Details) - Mar. 31, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Operating leases
Operating lease right-of-use assets	$ 642	¥ 4,548
Operating lease liabilities	242	1,717
Non-current operating lease liabilities	252	1,782
Lease liabilities	$ 494	¥ 3,499